Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade Receivables
The following table details the aging analysis of the trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	>90 days overdue	Total
2024
Gross trade receivables, external	94,490	47,393	7,482	3,040	152,405
Trade receivables - related parties	13,901	1,051	99	22,793	37,844
Net trade receivables	$108,391	$48,444	$7,581	$25,833	$190,249
2023
Gross trade receivables, external	63,427	49,670	7,842	5,777	126,716
Trade receivables - related parties	52,313	7,474	1,204	35	61,026
Net trade receivables	$115,740	$57,144	$9,046	$5,812	$187,742